AST INTERNATIONAL VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.5%
Common Stocks — 97.0%
Australia — 4.5%
AGL Energy Ltd.	266,900	$1,961,550
Austal Ltd.	2,055,200	3,509,517
Beach Energy Ltd.	2,775,100	3,635,496
BHP Group Ltd.	166,300	5,755,776
BHP Group PLC	342,837	9,909,523
Fortescue Metals Group Ltd.	751,600	11,472,138
Harvey Norman Holdings Ltd.	1,515,600	6,619,791
Inghams Group Ltd.	1,088,400	2,767,200
JB Hi-Fi Ltd.	120,000	4,729,953
Metcash Ltd.	1,360,700	3,814,896
Mineral Resources Ltd.	127,700	3,709,988
Mirvac Group, REIT	1,537,100	2,920,364
Myer Holdings Ltd.*(a)	2,108,600	515,456
NRW Holdings Ltd.	1,065,100	1,596,105
Perenti Global Ltd.	1,790,400	1,385,811
Qantas Airways Ltd.*	1,139,900	4,419,073
Rio Tinto Ltd.	84,300	7,108,774
St. Barbara Ltd.	2,088,400	3,148,463
Stockland, REIT	1,210,000	4,044,279
Super Retail Group Ltd.	594,300	5,345,149
		88,369,302
Austria — 0.8%
BAWAG Group AG, 144A*	112,300	5,837,668
OMV AG	99,000	5,007,973
Wienerberger AG	135,700	4,951,487
		15,797,128
Belgium — 0.7%
Bekaert SA	126,200	5,284,129
Telenet Group Holding NV	115,000	4,671,155
UCB SA	39,600	3,774,708
		13,729,992
Brazil — 0.3%
Yara International ASA	106,000	5,517,514
Canada — 1.5%
CAE, Inc.*	137,936	3,930,523
Canadian National Railway Co.	72,661	8,432,307
Suncor Energy, Inc.	438,339	9,163,019
TMX Group Ltd.	82,858	8,610,190
		30,136,039
China — 2.4%
Autohome, Inc., ADR(a)	84,204	7,853,707
China Longyuan Power Group Corp. Ltd. (Class H Stock)	3,013,000	4,119,808
China Resources Cement Holdings Ltd.	2,738,000	3,089,535
ENN Energy Holdings Ltd.	411,300	6,649,559
ESR Cayman Ltd., 144A*	1,948,800	6,405,037
Kingboard Holdings Ltd.	841,000	4,552,718
Lee & Man Paper Manufacturing Ltd.	2,779,000	2,562,734
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	534,000	6,408,016
Shenzhen International Holdings Ltd.	1,220,500	2,054,091
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Wilmar International Ltd.	967,200	$3,913,147
		47,608,352
Denmark — 2.3%
AP Moller - Maersk A/S (Class B Stock)	2,300	5,351,175
Carlsberg A/S (Class B Stock)	64,083	9,846,329
Danske Bank A/S	269,800	5,056,848
Dfds A/S*	53,800	2,756,350
Jyske Bank A/S*	124,200	5,935,765
Pandora A/S*	31,300	3,353,185
Vestas Wind Systems A/S	62,307	12,824,624
		45,124,276
Finland — 1.2%
Nordea Bank Abp	1,288,188	12,695,556
Sampo OYJ (Class A Stock)	112,009	5,052,160
Valmet OYJ(a)	156,600	5,701,703
		23,449,419
France — 11.8%
Air Liquide SA	72,868	11,915,884
Alstom SA*	207,556	10,360,281
Arkema SA	48,700	5,902,234
Atos SE*	42,000	3,282,628
AXA SA	349,100	9,376,419
BNP Paribas SA*	132,700	8,101,970
Bouygues SA	222,200	8,914,866
Capgemini SE	67,335	11,466,681
Carrefour SA	412,500	7,454,892
Cie de Saint-Gobain*	117,200	6,929,212
Cie Generale des Etablissements Michelin SCA	30,500	4,568,961
CNP Assurances*	224,900	4,280,917
Credit Agricole SA*	394,400	5,722,637
Engie SA*	1,194,230	17,001,494
Faurecia SE*	4,867	260,084
Imerys SA	65,000	3,167,881
Natixis SA*	818,900	3,928,888
Orange SA	784,200	9,666,178
Pernod Ricard SA	46,220	8,660,414
Rubis SCA	78,000	3,703,021
Safran SA*	66,049	8,999,253
Sanofi	369,132	36,505,828
Societe BIC SA	55,500	3,251,381
Societe Generale SA*	145,300	3,811,894
Sopra Steria Group*	16,500	2,761,758
TOTAL SE	311,600	14,537,265
Vivendi SE	491,997	16,144,520
		230,677,441
Germany — 7.5%
Allianz SE	33,700	8,585,579
Aurubis AG	46,100	3,818,703
Bayer AG	109,400	6,936,794
Bayerische Motoren Werke AG	86,600	8,999,264
Continental AG*	52,843	6,982,825
A1

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Daimler AG	140,100	$12,503,852
Deutsche Lufthansa AG*	180,400	2,391,505
Deutsche Post AG	227,200	12,476,511
Deutsche Telekom AG	270,100	5,447,189
Fresenius SE & Co. KGaA	130,600	5,825,078
HeidelbergCement AG	44,900	4,082,679
HOCHTIEF AG(a)	53,500	4,797,257
Infineon Technologies AG	208,255	8,882,063
Merck KGaA	55,036	9,411,535
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,700	3,912,861
ProSiebenSat.1 Media SE*	363,370	7,431,707
Rheinmetall AG	78,200	7,936,078
Siltronic AG*(a)	29,500	4,767,283
United Internet AG	95,900	3,845,726
Volkswagen AG(a)	28,900	10,484,377
Vonovia SE	108,258	7,077,707
		146,596,573
Hong Kong — 1.4%
CK Asset Holdings Ltd.	629,500	3,839,528
Dah Sing Financial Holdings Ltd.	729,912	2,417,026
Tongda Group Holdings Ltd.	35,860,000	2,505,195
WH Group Ltd., 144A	9,393,500	7,648,507
Xinyi Glass Holdings Ltd.	1,852,000	6,072,808
Yue Yuen Industrial Holdings Ltd.	1,711,000	4,284,906
		26,767,970
India — 0.3%
Reliance Industries Ltd., 144A, GDR	113,074	6,259,032
Ireland — 0.7%
C&C Group PLC*	539,600	2,083,389
Ryanair Holdings PLC, ADR*	64,741	7,445,215
Smurfit Kappa Group PLC	74,600	3,531,424
		13,060,028
Israel — 0.8%
Bank Leumi Le-Israel BM*	1,166,023	7,673,269
Check Point Software Technologies Ltd.*(a)	41,400	4,635,558
Isracard Ltd.*	12,844	44,053
Teva Pharmaceutical Industries Ltd.*	249,600	2,879,515
		15,232,395
Italy — 2.4%
A2A SpA	2,380,000	4,329,171
Enel SpA	2,270,765	22,533,303
Leonardo SpA	500,100	4,055,433
Mediobanca Banca di Credito Finanziario SpA*	387,800	4,305,541
Pirelli & C SpA, 144A*	527,400	3,091,047
Unipol Gruppo SpA*	687,400	3,849,559
UnipolSai Assicurazioni SpA	1,369,900	4,131,874
		46,295,928
	Shares	Value
Common Stocks (continued)
Japan — 21.4%
AEON REIT Investment Corp., REIT	2,900	$3,912,604
Air Water, Inc.	199,800	3,503,900
Aozora Bank Ltd.	165,300	3,796,481
Astellas Pharma, Inc.	625,000	9,637,765
Brother Industries Ltd.	172,400	3,826,107
Credit Saison Co. Ltd.	293,500	3,524,739
Daicel Corp.	525,300	4,048,040
Dai-ichi Life Holdings, Inc.	329,500	5,673,824
Daito Trust Construction Co. Ltd.	28,000	3,253,936
Daiwa House Industry Co. Ltd.	467,795	13,737,950
Daiwabo Holdings Co. Ltd.	251,500	3,837,532
DTS Corp.	102,900	2,354,576
EDION Corp.	349,700	3,925,294
Fujitsu Ltd.	56,532	8,195,733
Fuyo General Lease Co. Ltd.	52,700	3,645,000
Haseko Corp.	287,000	4,023,136
Hazama Ando Corp.	303,400	2,334,194
Heiwado Co. Ltd.	47,600	967,590
Hitachi Ltd.	497,200	22,539,561
Honda Motor Co. Ltd.	249,000	7,486,976
Isuzu Motors Ltd.	392,900	4,242,387
ITOCHU Corp.	385,300	12,507,286
Japan Airlines Co. Ltd.*	99,800	2,237,369
Japan Aviation Electronics Industry Ltd.	192,000	3,122,068
Kamigumi Co. Ltd.	189,100	3,590,401
Kandenko Co. Ltd.	428,800	3,771,358
Kaneka Corp.	80,100	3,294,380
KDDI Corp.	467,400	14,343,553
Keiyo Bank Ltd. (The)	398,600	1,654,224
K’s Holdings Corp.	281,900	3,881,300
Lintec Corp.	78,800	1,785,329
Makita Corp.	205,200	8,811,271
Marubeni Corp.	676,100	5,636,072
Matsumotokiyoshi Holdings Co. Ltd.	181,100	8,076,978
Medipal Holdings Corp.	158,200	3,039,986
MEIJI Holdings Co. Ltd.	98,900	6,372,478
Mitsubishi Chemical Holdings Corp.	310,900	2,336,365
Mitsubishi Gas Chemical Co., Inc.	224,200	5,517,035
Mitsubishi HC Capital, Inc.	685,800	4,150,792
Mitsubishi UFJ Financial Group, Inc.	804,500	4,273,013
Mitsui & Co. Ltd.	188,800	3,933,209
Mitsui Chemicals, Inc.	133,800	4,234,885
Mizuho Financial Group, Inc.	335,690	4,812,119
Nexon Co. Ltd.	375,354	12,198,178
Nikon Corp.	375,703	3,534,803
Nintendo Co. Ltd.	17,000	9,525,038
Nippon Telegraph & Telephone Corp.	485,000	12,431,573
Nippon Television Holdings, Inc.	274,200	3,614,652
Nishi-Nippon Financial Holdings, Inc.	443,900	3,188,371
Nomura Holdings, Inc.	1,230,300	6,474,393
Nomura Real Estate Holdings, Inc.	173,500	4,184,715
NS Solutions Corp.	94,100	2,994,323
Obayashi Corp.	361,500	3,326,558
ORIX Corp.	361,300	6,073,146
Rengo Co. Ltd.	551,300	4,796,435
Resona Holdings, Inc.	922,500	3,876,550
Ryohin Keikaku Co. Ltd.	279,200	6,629,909
Sankyu, Inc.	77,000	3,383,783

A2

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Sawai Pharmaceutical Co. Ltd.	79,100	$3,849,502
Seino Holdings Co. Ltd.	344,700	4,804,713
Shionogi & Co. Ltd.	93,500	5,042,298
Shizuoka Gas Co. Ltd.	320,500	2,892,555
SKY Perfect JSAT Holdings, Inc.	712,500	3,180,626
Sojitz Corp.(a)	1,562,900	4,424,548
Sompo Holdings, Inc.	113,000	4,336,514
Sumitomo Heavy Industries Ltd.(a)	137,600	3,825,241
Sumitomo Mitsui Financial Group, Inc.	442,300	16,024,151
Suzuki Motor Corp.	191,000	8,719,837
Teijin Ltd.	219,500	3,789,864
Toho Holdings Co. Ltd.	66,400	1,220,794
Tokai Rika Co. Ltd.	15,800	269,204
Tokuyama Corp.	151,500	3,830,795
Towa Pharmaceutical Co. Ltd.	88,700	1,961,596
Toyota Motor Corp.	109,000	8,515,894
Tsubakimoto Chain Co.	96,900	2,682,550
Ube Industries Ltd.	170,800	3,645,080
Valor Holdings Co. Ltd.	56,700	1,277,713
Yamaha Corp.	115,400	6,284,908
Yokohama Rubber Co. Ltd. (The)	219,900	3,941,018
Z Holdings Corp.	1,219,695	6,090,600
		416,691,224
Mexico — 0.2%
Arca Continental SAB de CV	973,100	4,784,684
Netherlands — 5.0%
ABN AMRO Bank NV, 144A, CVA*	315,200	3,844,620
Aegon NV	887,600	4,236,981
Akzo Nobel NV	77,294	8,661,981
ASR Nederland NV	85,600	3,839,779
ING Groep NV	361,900	4,449,984
JDE Peet’s NV*	112,314	4,125,492
Koninklijke Ahold Delhaize NV	460,100	12,832,891
Koninklijke DSM NV	79,387	13,457,118
NN Group NV	130,800	6,412,044
Pharming Group NV*(a)	2,822,900	3,661,769
Royal Dutch Shell PLC (Class B Stock)	759,400	13,941,264
Signify NV, 144A*	177,200	9,189,357
Wolters Kluwer NV	93,853	8,175,041
		96,828,321
New Zealand — 0.2%
Air New Zealand Ltd.*	2,577,100	3,096,159
Norway — 1.6%
DNB ASA	289,200	6,157,528
Equinor ASA	405,026	7,928,089
Leroy Seafood Group ASA	541,300	4,628,887
Orkla ASA	451,200	4,424,240
Telenor ASA	509,923	8,980,097
		32,118,841
Portugal — 0.4%
EDP - Energias de Portugal SA	460,284	2,630,888
Galp Energia SGPS SA	450,471	5,253,169
		7,884,057
	Shares	Value
Common Stocks (continued)
Singapore — 1.1%
DBS Group Holdings Ltd.	749,140	$16,103,336
Hong Leong Asia Ltd.	957,700	545,717
Venture Corp. Ltd.	298,000	4,461,405
		21,110,458
South Africa — 1.0%
Anglo American PLC	418,365	16,473,439
Investec PLC	1,152,497	3,489,799
		19,963,238
South Korea — 0.7%
Samsung Electronics Co. Ltd.	180,534	13,040,800
Spain — 2.0%
Banco Santander SA*	4,491,087	15,301,695
Enagas SA	104,600	2,272,902
Endesa SA	197,500	5,223,686
Mapfre SA	1,930,300	4,027,144
Repsol SA	580,400	7,198,768
Telefonica SA	1,366,400	6,113,167
		40,137,362
Sweden — 2.9%
Betsson AB*	232,400	2,157,240
Boliden AB	157,700	5,855,691
Electrolux AB (Class B Stock)(a)	159,500	4,431,947
Hexagon AB (Class B Stock)	63,131	5,830,891
Sandvik AB*	362,356	9,908,421
Securitas AB (Class B Stock)	226,900	3,861,804
Skanska AB (Class B Stock)(a)	204,000	5,114,212
SKF AB (Class B Stock)	135,100	3,842,573
Swedish Orphan Biovitrum AB*	220,400	3,527,300
Volvo AB (Class B Stock)*(a)	455,700	11,562,677
		56,092,756
Switzerland — 7.1%
ABB Ltd.	541,329	16,439,885
Adecco Group AG	58,400	3,943,810
Baloise Holding AG	21,800	3,710,159
Credit Suisse Group AG	945,200	9,943,242
dormakaba Holding AG	5,500	3,757,010
Flughafen Zurich AG*	9,440	1,551,872
Helvetia Holding AG	43,100	5,067,857
LafargeHolcim Ltd.*	142,100	8,355,595
Novartis AG	391,740	33,465,110
Roche Holding AG	70,500	22,783,513
Swiss Life Holding AG	22,500	11,068,641
UBS Group AG	1,177,300	18,271,467
		138,358,161
United Kingdom — 12.3%
3i Group PLC	657,439	10,427,909
Aviva PLC	903,000	5,098,267
Babcock International Group PLC*	572,500	1,815,408
BAE Systems PLC	1,993,800	13,814,684
Barclays PLC	5,073,798	13,055,629
Barratt Developments PLC*	379,200	3,908,912
Bellway PLC	79,000	3,712,509

A3

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Berkeley Group Holdings PLC	48,400	$2,942,017
British American Tobacco PLC	289,800	11,025,553
BT Group PLC*	2,564,400	5,488,483
CK Hutchison Holdings Ltd.	925,500	7,416,247
Dialog Semiconductor PLC*	83,400	6,289,939
Dixons Carphone PLC*	452,443	892,267
GlaxoSmithKline PLC	1,184,000	21,009,672
Go-Ahead Group PLC (The)*	146,900	2,759,224
Imperial Brands PLC	254,100	5,250,317
Informa PLC*	763,949	5,936,341
International Consolidated Airlines Group SA*	565,500	1,554,773
J Sainsbury PLC	1,977,300	6,620,767
Kingfisher PLC*	1,524,100	6,708,598
Legal & General Group PLC	1,100,000	4,244,517
Lloyds Banking Group PLC*	9,950,100	5,857,083
Marks & Spencer Group PLC*	1,766,900	3,678,260
Marston’s PLC*	312,365	426,064
Micro Focus International PLC	563,800	4,323,318
Premier Foods PLC*	200,276	264,300
Prudential PLC	541,417	11,564,531
Redrow PLC	447,200	3,868,324
RELX PLC	742,277	18,579,777
Tate & Lyle PLC	624,800	6,630,163
Taylor Wimpey PLC*	1,347,900	3,355,975
Tesco PLC	5,260,154	16,615,056
Unilever PLC	201,327	11,280,783
Vesuvius PLC	259,443	1,929,037
Vistry Group PLC	302,600	4,564,559
Wm Morrison Supermarkets PLC	2,693,600	6,786,823
		239,696,086
United States — 2.5%
Aon PLC (Class A Stock)(a)	56,971	13,109,597
Ferguson PLC	84,922	10,134,672
Medtronic PLC	169,441	20,016,065
Stellantis NV	285,862	5,077,261
		48,337,595

Total Common Stocks (cost $1,681,014,359)		1,892,761,131
Preferred Stocks — 1.5%
Germany
Porsche Automobil Holding SE (PRFC)	108,600	11,533,983
Volkswagen AG (PRFC)	61,440	17,232,893

Total Preferred Stocks (cost $17,608,116)		28,766,876

	Units
Warrants* — 0.0%
United States
Boart Longyear Ltd., expiring 09/13/24	11,105	127
(cost $0)

Total Long-Term Investments (cost $1,698,622,475)		1,921,528,134

	Shares	Value
Short-Term Investments — 4.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	3,902,277	$3,902,277
PGIM Institutional Money Market Fund (cost $85,304,548; includes $85,298,494 of cash collateral for securities on loan)(b)(wa)	85,346,706	85,304,033

Total Short-Term Investments (cost $89,206,825)		89,206,310

TOTAL INVESTMENTS—103.1% (cost $1,787,829,300)		2,010,734,444

Liabilities in excess of other assets — (3.1)%		(60,228,272)

Net Assets — 100.0%		$1,950,506,172

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
GDR	Global Depositary Receipt
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $81,075,441; cash collateral of $85,298,494 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

A4

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5